DEBT - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jun. 13, 2017 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019	Sep. 30, 2019 USD ($)	Jun. 27, 2019 CNY (¥)	Jun. 27, 2019 USD ($)	Feb. 21, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017	Jun. 19, 2017 CNY (¥)	Sep. 26, 2016 CNY (¥)
Debt Instrument [Line Items]
Debt fixed interest rate			6.00%
Other financing Future payments, Due in next twelve months		¥ 67,456,000
Other financing Future payments, Due in next second year		67,457,000
Other financing Future payments, Due in third year		67,457,000
Other financing Future payments, Due in next fourth year		67,457,000
Other financing Future payments, Due after fourth year		38,018,000
Long-term Debt, Current Maturities		150,653,000						¥ 56,087,000
Long-term Debt, Excluding Current Maturities		¥ 428,345,000		$ 59,928				¥ 165,479,000
Other long term payable
Debt Instrument [Line Items]
Debt annual interest rate		5.00%		5.00%
Shanghai Xiangzi Financial Information Service Company. Ltd.
Debt Instrument [Line Items]
Maximum borrowing capacity										¥ 8,000,000
Debt fixed interest rate										10.00%
China Merchants Bank
Debt Instrument [Line Items]
Weighted average interest rate		5.39%		5.39%				5.39%	5.39%
Proceeds from borrowings	¥ 17,210,000
Debt term	10 years
Long-term Debt		¥ 13,194,000
Long-term Debt, Current Maturities		1,721,000
Long-term Debt, Excluding Current Maturities		¥ 11,473,000
Revolving Credit Facility | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity							¥ 2,000,000,000				¥ 300,000,000
Weighted average interest rate		7.50%		7.50%				7.50%	6.70%
Debt annual interest rate							7.50%
Line Of Credit		¥ 239,932,000
Line Of Credit Current		148,932,000
Line Of Credit Noncurrent		¥ 91,000,000
Revolving Credit Facility | Shanghai Huarui Bank | Rental Installment Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							¥ 1,000,000,000
Revolving Credit Facility | China CITIC Bank
Debt Instrument [Line Items]
Maximum borrowing capacity					¥ 650,000,000
Description Of Variable Rate Basis		Loan Prime Rate+0.05%
Collateral Deposit | $						$ 105,000